One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

February 24, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 49 to File No. 333-43513

Ladies and Gentlemen:

Attached hereto is post-effective amendment 49 to File number 333-43513. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. The post-effective amendment is being filed to give effect to the maximum annual withdrawal percentages that will be available under

GLWB Plus riders issued on and after May 1, 2012, and to lay the disclosure predicate for future changes in these percentages and the annual credit rates, which will be reflected in prospectus supplements or revised prospectuses filed pursuant to either Rule 497 or Rule 485, as appropriate. Updated financial information will be included as part of a 485(b) filing.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is contemporaneously filing 14 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to give effect to the maximum annual withdrawal percentages that will be available under GLWB Plus riders issued on and after May 1, 2012 and lay the disclosure predicate for future changes in these percentages and the annual credit rates under the GLWB Plus riders. The riders contained in these post-effective amendments are identical and the related disclosure changes are substantially identical. In addition, the disclosures relating to the GLWB Plus riders are largely the same as the existing GLWB disclosures that the Commission staff previously reviewed and that are part of currently effective registration statements. Finally, the portions of the prospectuses unrelated to the riders are not being changed except for certain updating annual updating information.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes in the GLWB Plus riders, and that, to the extent the staff has reviewed the existing GLWB disclosures and the disclosure changes in one of the 14 post-effective amendments, it will already be familiar with the features described in the other 13 post-effective amendments. For the convenience of the staff, the registrant is providing a courtesy copy of the prospectuses contained in the 14 post-effective amendments marked to show the changes effected thereby.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel